Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Basis of Preparation
Schedule of judgments made in applying accounting policies

Revenue recognition of the Non-refundable Fee	Note 2.1
Income taxes	Note 3.4
Deferred tax assets	Note 3.4

Schedule of items are subject to a high degree of estimation uncertainty and are significant to the financial statements:

Valuation of share‑based payment	Note 3.3